As filed with the Securities and Exchange

Commission on April 14, 2006

File Nos. 33-

811-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No.

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No.

Keystone Mutual Funds

(Exact Name of Registrant as Specified in Charter)

7101 West 78th Street, Suite 201, Bloomington, MN 55439

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (952) 224-7071

Andrew Wyatt

Cornerstone Capital Management, Inc.

7101 West 78th Street, Suite 201

Bloomington, Minnesota 55439

(Name and address of agent for service)

Copies of Communications to:

Steven Lentz

Faegre & Benson LLP

2200 Wells Fargo Center

90 South Seventh Street

Minneapolis, Minnesota 55402

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS DATED APRIL 14, 2006

Keystone Large Cap Growth Fund, a series of the Keystone Mutual Funds

Prospectus dated April 14, 2006

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Investment Products Offered

Are Not FDIC Insured

May Lose Value

Are Not Bank Guaranteed

FUND SUMMARY

The Fund Summary describes the Keystone Large Cap Growth Fund’s investment objective, principal investment strategies, principal risks and fees. The Fund Summary includes a short discussion of some of the principal risks of investing in the Keystone Large Cap Growth Fund (the “Fund”). A further discussion of these and other risks begins on page 9.

A more detailed description of the Fund, including the risks associated with investing in the Fund, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. The Fund may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.

Investment Objective

The Fund’s investment objective is long-term growth of capital.

Investment Strategy

The Fund will invest predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

Principal Investment Strategies and Risks

The Fund invests primarily in equity securities of U.S. companies. Unlike many equity funds, the Fund focuses on a relatively small number of intensively researched companies.

Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of large-capitalization companies. For these purposes, “large-capitalization companies” are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index. The Fund generally will invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase.

Normally, the Fund invests in approximately 40-60 companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The 25 most highly regarded of these companies usually constitute approximately 70% or more of the Fund’s net assets. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this process, the Adviser tends to add to positions on price weakness and sell into price strength, all else being equal and assuming long-term company fundamentals are intact. Risk is therefore increased during periods of weakness and reduced during periods of strength. The Adviser uses this active management strategy to attempt to add incremental performance while seeking to mitigate risk by enforcing a buy low, sell high discipline. In addition to U.S. companies whose shares trade on one of the U.S. exchanges or markets, the Fund may invest in the stocks of non-U.S. companies whose shares trade in the U.S. markets or on U.S. exchanges. The Fund also may invest up to 20% of its net assets in convertible securities.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Summary of Principal Risks

The Fund is designed for investors seeking capital appreciation in their investment over the long term. Those investors should be willing to assume the risks of share price fluctuations that are typical for a fund focusing on stock investments. The Fund is not a complete investment program. There is no assurance the Fund will achieve its investment objective. The value of your investment in the Fund will change with changes in the values of the Fund’s investments. Many factors can affect those values. Investing in this Fund can result in loss of part or all of your investment. In this Summary, we describe the principal risks that may affect the Fund’s portfolio as a whole. The Fund could be subject to additional principal risks because the types of investments made by the Fund can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under “Description of Additional Investment Practices and Associated Risks.” This section also includes more information about the Fund, its investments, and related risks.

Market Risk. This is the risk that the value of the Fund’s investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods.

Focused Growth Portfolio Risk. Because the Fund invests in a limited number of companies, it may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value. Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Allocation Risk. This is the risk that the allocation of the Fund’s investments among industry sectors may have a more significant effect on the Fund’s net asset value when one of these sectors is performing more poorly than the others.

Industry/Sector Risk. This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry or group of related industries could have a major effect on the value of the Fund’s investments.

Credit Risk. This is the risk that the issuer of a security or the other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating.

Foreign Risk. This is the risk of investments in issuers located in foreign countries. A fund investing in the securities of foreign issuers may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire investment.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees or the Adviser may determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Operating Expense Risk. There can be no assurance that the Adviser will have the resources to meet its contractual expense reductions to the Fund as described in this Prospectus. Should the Adviser be unable to meet its obligations, the Fund’s expenses will increase, which would reduce the Fund’s performance and increase your costs in investing in the Fund.

FUND PERFORMANCE

This Prospectus does not include performance information because, as of the date of this Prospectus, the Fund had not completed a full year of operation. Please contact shareholder services at the telephone number on the back cover of this Prospectus to obtain the Fund’s performance information. Please remember that the Fund is intended to be a long-term investment, and that performance results are historical. Past performance (particularly over a short-term period) is not predictive of future results.

FUND FEES AND EXPENSES

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund’s assets to calculate the Fund’s net asset value per share. Therefore all shareholders pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges.

Shareholder Fees(1)

(fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum sales charge (load) imposed on purchases	4.25%	None
Maximum deferred sales charge (load)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Class A Shares	Class C Shares
Management Fees	.70%	.70%
Distribution and/or service (12b-1) Fees	.30%	1.00%
Other Expenses (2)
Total Annual Fund Operating Expenses
Less: Expense reduction/reimbursement
Net Expenses (3)	1.50%

Example

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Please note that the one-year figure below is based on the Fund’s net expenses after giving effect to the expense limitation in the agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Class A
Class C

(1) You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.

(2) Because the Fund is new, these expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Fund’s current fiscal year.

(3) The Fund’s investment adviser has voluntarily agreed to reduce its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses for the Class A shares do not exceed 1.50% of the Fund’s average net assets, excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses, until June 30, 2009. The Adviser may terminate this arrangement at any time. The Adviser may request a reimbursement of any reduction in advisory fees or payment of expenses made by the Adviser within three years following the year to which the reduction or payment relates if the Fund’s expenses are less than the above limit agreed to by the Fund. Any such reimbursement is subject to Board of Trustees review and approval.

The Fund is responsible for its own operating expenses. Pursuant to the Adviser’s voluntary expense cap/reimbursement agreement, the Adviser has agreed to reduce its fees and/or pay expenses of the Fund to ensure that the total amount of Fund normal operating expenses for Class A shares does not exceed 1.50% of the Fund’s average daily net assets until June 30, 2009. Any reduction in advisory fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent fiscal years if the Adviser so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed and approved by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. In addition, any such reimbursement from the Fund to the Adviser will be subject to the applicable limitation on Fund expenses. This agreement may be terminated at any time by the Adviser, provided that the Adviser gives notice to the Board of Trustees at least 60 days prior to the date of the renewal of the agreement by the Board of Trustees.

MANAGEMENT OF THE FUND

Investment Adviser

The Fund’s investment adviser is Cornerstone Capital Management, Inc. (the “Adviser”), which is located at 7101 West 78th Street, Suite 201, Bloomington, Minnesota 55439. The Adviser has been providing investment advisory services to institutional and high net worth clients since 1993, although the Adviser has no history of advising a registered investment company like the Fund.

Subject to policies adopted by the Fund’s Board of Trustees, the Adviser directs the purchase or sale of investment securities in the day-to-day management of the Fund’s investment portfolio. The Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Fund and maintaining its organization. The Fund pays Cornerstone an annual fee for managing the Fund’s assets equal to .70% of the Fund’s average daily net assets. A discussion of the basis for the Board of Trustees’ approval of the investment advisory contract with the Adviser will be available in the Fund’s semi-annual report for the fiscal period ending                          , 2006.

The Adviser may act as an investment adviser to other persons, firms, corporations and private investment funds. The Adviser may receive management fees that may be higher or lower than the advisory fees it receives from the Fund. Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the Adviser’s policy to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions will generally be averaged as to price and will share transaction costs pro rata.

Portfolio Managers

The day-to-day management of and investment decisions for the Fund’s portfolio are made by Thomas G. Kamp, who has been responsible for the Fund’s management since its inception. Mr. Kamp relies in part on the fundamental analysis and research of the Adviser’s internal research staff. Mr. Kamp joined Cornerstone in February 2006 and serves as its Chief Investment Officer. Prior to joining Cornerstone, Mr. Kamp was Senior Vice President of Alliance Capital Management Corporation and a member of its Large Cap Growth Investment Team. Mr. Kamp was associated with Alliance Capital Management Corporation from 1993 to February 2006. While at Alliance Capital Management Corporation, Mr. Kamp had primary responsibility for the day-to-day management of the AllianceBernstein Large Cap Growth Fund from 2003 to February 2006. The Fund’s SAI contains information about Mr. Kamp’s compensation, other accounts he manages and his ownership of Fund shares.

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS

This section of the Prospectus provides a more complete description of the Fund’s investment objective, principal strategies and risks. Of course, there can be no assurance that the Fund will achieve its investment objective and an investor may lose money by investing in this Fund.

Please note that:

•                  Additional discussion of the Fund’s investments, including the risks of the investments, can be found in the discussion under “Description of Additional Investment Practices and Associated Risks” following this section.

•                  The description of the principal risks for the Fund may include risks described in the “Summary of Principal Risks” above. Additional information about the risks of investing in the Fund can be found in the discussion under “Description of Additional Investment Practices and Associated Risks.”

•                  Additional descriptions of the Fund’s strategies, investments and risks can be found in the Fund’s SAI.

•                  Except as noted, (i) the Fund’s investment objective is “fundamental” and cannot be changed without a shareholder vote, and (ii) the Fund’s investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in the Fund’s portfolio after they are purchased by the Fund will not cause the Fund to be in violation of such limitation.

Investment Objective

The Fund’s investment objective is long-term growth of capital.

Investment Strategies

The Fund will invest predominantly in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of large-capitalization growth companies. For purposes of this policy, net assets includes any borrowings for investment purposes. For these purposes, “large capitalization growth companies” are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index. The Fund generally will invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase.

Normally, about 40-60 companies will be represented in the Fund’s portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% or more of the Fund’s net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Fund is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.

The Adviser’s investment strategy for the Fund emphasizes stock selection and investment in the securities of a limited number of issuers. An emphasis is placed on identifying companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The Adviser also looks for companies whose substantially above average prospective earnings growth is not fully appreciated by the market or reflected in current market valuations.

In managing the Fund, the Adviser seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations,

both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this process, the Adviser tends to add to positions on price weakness and sell into price strength, all else being equal and assuming long-term company fundamentals are intact. Risk is therefore increased during periods of weakness and reduced during periods of strength. The Adviser uses this active management strategy to attempt to add incremental performance while seeking to mitigate risk by enforcing a buy low, sell high discipline.

For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, the Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high-grade or high-quality debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities, including notes and bonds. While the Fund is investing for temporary defensive purposes, it may not meet its investment objectives.

The Fund also may:

•                  invest up to 20% of its net assets in convertible securities;

•                  invest in foreign companies whose stock is traded in U.S. markets or on U.S. exchanges;

•                  purchase and sell exchange-traded index options and stock index futures contracts;

•                  write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets;

•                  invest up to 5% of its net assets in rights or warrants;

•                  invest in synthetic foreign equity securities;

•                  invest in depositary receipts or other derivative instruments representing securities of companies based in countries other than the U.S.; and

•                  make loans of portfolio securities of up to 33 1/3% of its total assets (including collateral for any security loaned).

Description of Additional Investment Practices and Associated Risks

This section describes the Fund’s additional investment practices and associated risks. Unless otherwise noted, the Fund’s use of any of these practices was specified in the previous section.

Loans of Portfolio Securities. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower’s default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to the Fund’s investment risks. The Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions.

Derivatives-General. The Fund may use derivatives to achieve its investment objectives. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund may use derivatives for one or more of these purposes. The use of derivatives may have greater risk if they are used for other than hedging purposes. Derivatives are a valuable tool, which, when used properly, can provide significant benefits to Fund shareholders. The Fund may take a significant position in those derivatives that are within its investment policies if, in the Adviser’s judgment, this represents the most effective response to current or anticipated market conditions. The Adviser’s use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund’s investment objective and policies.

Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

There are four principal types of derivative instruments - options, futures, forwards, and swaps - from which virtually any type of derivative transaction can be created.

•                  Options—An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).

•                  Futures—A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

•                  Forwards—A forward contract is an obligation by one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date. Forward contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party. A forward contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.

•                  Swaps—A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the “notional” principal amount). The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting as principals and as agents utilizing standard swap documentation. As a result, the swap market has become well established and relatively liquid.

Derivatives-Fund. While the judicious use of derivatives by highly-experienced investment managers can be quite beneficial, derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. The following is a general discussion of important risk factors and issues relating to the use of derivatives that investors should understand before investing in the Fund. The following describes specific derivatives that the Fund may use.

Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by the Fund is “covered” if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by the Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is for cross-hedging purposes if the Fund does not own the underlying security, and the position is designed to provide a hedge against a decline in value in another security that the Fund owns or has the right to acquire. The Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by the Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. The Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in the Fund’s portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

Options purchased or written by the Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody’s or BBB or lower by S&P or Fitch and comparable unrated securities as determined by the Adviser may share some or all of the risks of non-convertible debt securities with those ratings.

Depositary Receipts and Securities of Supranational Entities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities. A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. “Semi-governmental securities” are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a “when-issued” basis or purchases or sales on a “delayed delivery” basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a “when, as and if issued” trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but a Fund may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments enables the Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, the Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis to obtain the benefit of currently higher cash yields. If, however, the Adviser were to forecast incorrectly the direction of interest rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a “when, as and if issued” basis may increase the volatility of the Fund’s net asset value.

Rights and Warrants. The Fund may invest in rights or warrants only if the Adviser deems the underlying equity securities themselves appropriate for inclusion in the Fund’s portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Short Sales. A short sale is effected by selling a security that the Fund does not own, or, if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is “against the box” to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. The Fund may utilize short selling in order to attempt both to protect its portfolios against the effects of potential downtrends in the securities markets and as a means of enhancing their overall performance. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund’s gain is limited by the price at which it sold the security short, its potential loss is unlimited.

Synthetic Foreign Equity Securities. The Fund may invest in a form of synthetic foreign equity securities, referred to as international warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These type of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is fixed when the warrants are issued.

The Fund may invest in covered warrants, which entitle the holder to purchase from the issuer common stock of an international company or receive a cash payment (generally in U.S. dollars). The cash payment is calculated according to a predetermined formula. The Fund may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

The Fund may acquire covered warrants issued by entities deemed to be creditworthy by the Adviser, who will monitor the credit-worthiness of the issuers on an on-going basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

Future Developments. The Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund’s investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Derivatives-Additional Risks. The successful use of the investment practices described above draws upon the Adviser’s ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time.

In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

The Fund’s ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by the Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively. In addition, the Fund’s ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Fund for U.S. federal income tax purposes.

Securities of Foreign Companies-Additional Risks. Although the Fund does not currently intend to invest in the securities of foreign issuers traded on foreign exchanges, it may invest in the securities related to such issuers as disclosed above. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a foreign country and the Fund’s investments in the securities related to the issuer’s country involved. In the event of expropriation, nationalization or other confiscation, the Fund could lose its entire investment in the securities related to the issuer’s country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to indirect holders such as the Fund than that provided by U.S. laws.

Portfolio Turnover. A change in the securities held by the Fund is known as “portfolio turnover”. The Fund is actively managed and, in some cases in response to market conditions, the Fund’s portfolio turnover may exceed 100%, although the Adviser expects annual portfolio turnover to be less than 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report in being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which is filed with SEC no later than 60 days after the close of the first and third fiscal quarters. These required filings are publicly available on the SEC’s website at www.sec.gov. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund’s fiscal quarters. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

SHAREHOLDER SERVICE INFORMATION

Pricing of Fund Shares

The price for Fund shares is the net asset value (“NAV”) per share. The NAV of Fund shares is determined at the close of regular trading hours of the New York Stock Exchange (“NYSE”) each day the

NYSE is open. Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order. The NAV per share is determined by dividing the total value of the Fund’s securities and other assets, less its liabilities, by the total number of shares outstanding.

The Fund uses the following methods to value securities held in its portfolio:

Securities listed on the U.S. stock exchanges or the NASDAQ® Stock Market are valued at the last sale price on such market, or if such a price is lacking, for the trading period immediately preceding the time of determination, such securities are valued at their current bid price;

Securities that are traded in the over-the-counter market are valued at their current bid price;

Short-term money market securities maturing within 60 days are valued on the amortized cost basis; and

Securities for which market quotations are not readily available shall be valued at their fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees.

The market value of the securities in the Fund’s portfolio changes daily and the NAV of Fund shares changes accordingly.

Fair Value Pricing

The Fund normally invests in common stock of domestic issuers listed on the NYSE or the NASDAQ® Stock Market, the substantial majority of which are large capitalization, highly liquid securities. Nonetheless, these securities may at times not have market quotations readily available, including, but not limited to, such instances where the market quotation for a security has become stale, sales of a security have been infrequent, or where there is a thin market in the security. To address these situations, the Board of Trustees has adopted and approved a fair value pricing policy for the Fund. When a security is fair valued, it is priced at the amount that the owner of the security might reasonably expect to receive upon its current sale.

Because fair value pricing is subjective in nature, there can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. There can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued using market quotations.

The Fund’s Board of Trustees reviews the fair value pricing policy periodically. See the SAI for more information about the pricing of the Fund’s shares.

HOW TO BUY FUND SHARES

This section discusses how to buy, sell or redeem, or exchange different classes of shares in the Fund that are offered in this Prospectus. The Fund offers two classes of shares through this Prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different on-going distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see “Different Share Class Expenses” and “The Advantages and Disadvantages of Different Share Classes” below. Keep in mind that only Class A shares offer Quantity Discounts on sales charges, as described more fully under “Sales Charge Reduction Programs” below.

In compliance with the USA Patriot Act of 2001, please note that U.S. Bancorp Fund Services, LLC (“USBFS”), the transfer agent for the Fund, will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the transfer agent at 800-                      if you need additional assistance when completing your account application.

If we cannot confirm your identity through reasonable means, your account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•                  The name of the Fund;

•                  The dollar amount of shares to be purchased;

•                  Account application form or investment stub; and

•                  Check payable to “Keystone Large Cap Growth Fund.”

Different Share Class Expenses

This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (12b-1 fees), initial sales charges and/or contingent deferred sales charges (“CDSCs”). Please see below for a discussion of how CDSCs are calculated. Only Class A shares offer Quantity Discounts, as described below under “Sales Charge Reduction Programs.”

Asset-based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees

The Fund has adopted plans under SEC Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. A Rule 12b-1 fee is a fee deducted from a fund’s assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class’s 12b-1 fee, if any, is disclosed below and in the Fund’s fee table near the front of the Prospectus.

The amount of these fees for each class of the Fund’s shares is:

Distribution and/or Service (Rule 12b-1) Fee
(as a Percentage of Aggregate Average Daily
Net Assets)

Class A	.30%
Class C	1.00%

Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class C shares are subject to higher Rule 12b-1 fees than Class A shares. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial adviser’s firm.

Class A Shares—Initial Sales Charge Alternative

You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 4.25% of the offering price. Purchases of Class A shares in excess of $1,000,000 are not subject to a sales charge.

Class C Shares—Asset-Based Sales Charge Alternative

You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a one percent CDSC if you redeem your shares within one year. The one-year period for the CDSC begins with the date of your original purchase. Class C shares do not convert to Class A of shares of the Fund.

How is the CDSC Calculated?

The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed. This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, shares not subject to CDSC will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Sales Charge Reduction Programs

This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to the Fund or your financial intermediary in order to be eligible for sales charge reduction programs.

Required Information and Records

In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder’s account. A shareholder may have to provide information or records to his or her financial intermediary or the Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of the Fund held in:

•                  all of the shareholder’s accounts at the Fund or a financial intermediary;

•                  any account of the shareholder at another financial intermediary; and

•                  accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

You Can Reduce Sales Charges when Buying Class A Shares

Breakpoints and Quantity Discounts

The Fund offers investors the benefit of discounts on the sales charges that apply to purchases of Class A shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints.

Breakpoints or Quantity Discounts allow larger investments in Class A shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class A shares of the Fund is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more.

The sales charge schedule of Class A share Quantity Discounts is as follows:

	Initial Sales Charge [Examples]
Amount Purchased	As % of Net Amount Invested	As % of Offering Price

Up to $100,000	4.44%	$4.25%

$100,000 up to $250,000	3.36	3.25

$250,000 up to $500,000	2.30	2.25

$500,000 up to $1,000,000	1.78	1.75

$1,000,000 and above	0.00	0.00

Rights of Accumulation

To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment of a Fund with the value of existing investments in the Fund. The Fund uses the current NAV of your existing investments when combining them with your new investment.

Combined Purchase Privileges

A shareholder may also qualify for a Quantity Discount by combining concurrent and prior purchases in other Class A accounts. You may combine purchases made by you, your spouse, children under 21, as well as purchases in individual retirement accounts, personal trust accounts, and employee benefit plans.

Letter of Intent

An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, the Fund offers a Letter of Intent (LOI), which permits the investor to express the intention, in writing, to invest at least $100,000 in Class A shares of the Fund within 13 months. Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 4.25% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI with Keystone Large Cap Growth Fund you can aggregate your accounts as well as the accounts of your immediate family members as described in the Combined Purchase Privilege. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

Other Programs

Class A shareholders may be able to purchase additional Class A shares with a reduced or eliminated sales charge through the following programs: Dividend Reinvestment Program, Dividend Direction Plan and Reinstatement Privilege. These additional programs are described under “CDSC Waivers and Other Programs” below.

Class A Shares—Sales at NAV

The Funds may sell their Class A shares at NAV without an initial sales charge to some categories of investors, including:

•                  investment management clients of the Adviser;

•                  present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser and their affiliates or their spouses, siblings, direct ancestors or direct descendants or any trust, individual retirement account or retirement plan account for the benefit of such person;

•                  officers and directors of the Fund;

•                  officers, directors and present full-time employees of selected dealers or agents, their spouses, or any trust, individual retirement account or retirement plan account for the benefit of such person;

•                  fee-based registered investment advisers, financial planners, bank trust departments or registered broker-dealers who are purchasing shares on behalf of their clients or customers; or

•                  401(k), 403(b) and 457 plans, and profit sharing and pension plans that invest $1 million or more or have more than 100 participants.

CDSC Waivers and Other Programs

Here are some ways to avoid or minimize charges on redemption.

CDSC Waivers

The Fund will waive the CDSCs on redemptions of Class C shares in the following circumstances:

•                  following the death or disability of a shareholder;

•                  if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2; or

•                  if the redemption is necessary to meet a plan participant’s or beneficiary’s request for a distribution or loan from a group retirement plan or to accommodate a plan participant’s or beneficiary’s direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Dividend Reinvestment Program

Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of the Fund under the Fund’s Dividend Reinvestment Program. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program.

Reinstatement Privilege

A shareholder who has redeemed all or any portion of his or her Class A shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of the Fund at NAV without any sales charge, if the reinvestment is made within 120 calendar days after the redemption date.

The Advantages and Disadvantages of Different Share Classes

The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class A shares. Class A shares, with their lower 12b-1 fees, are designed for investors with a long-term investing time frame.

Class C shares should not be considered as a long-term investment because they do not convert to Class A shares and are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Class C shares are designed for investors with a short-term investing time frame.

Your financial intermediary may receive differing compensation for selling Class A or Class C shares. See “Payments to Financial Advisers and their Firms” below.

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase or sale of Class A of Class C shares made through your financial adviser. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

You should consult your financial adviser for assistance in choosing a class of Fund shares.

Payments to Financial Advisers and Their Firms

Financial intermediaries market and sell shares of the Fund. A financial intermediary is a firm that receives compensation for selling shares of the Funds offered in this Prospectus and/or provides services to the Funds’ shareholders. Financial intermediaries may include, among others, your broker, your financial planner or adviser, banks, pension plan consultants and insurance companies. Financial intermediaries employ financial advisers who deal with you and other investors on an individual basis. These financial intermediaries employ financial advisers and receive compensation for selling shares of the Funds. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Fund may pay. Your individual financial adviser may receive some or all of the amounts paid to the financial intermediary that employs him or her.

In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to financial intermediaries selling Class A shares. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

In the case of Class C shares, the Distributor will pay, at the time of your purchase, a commission to firms selling Class C Shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

The Adviser may pay amounts from its own assets to selling or servicing agents of the Fund for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Fund, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Fund, including, for example, presenting the Fund on “preferred” or “select” lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser may pay amounts from its own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Fund’s transfer agent. The Fund also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Fund and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your financial adviser or other intermediary.

Although the Fund may use brokers who sell its shares to effect portfolio transactions, the Fund does not consider the sale of Fund shares as a factor when selecting brokers to effect portfolio transactions.

Minimum Investment

The minimum investment amount for Class A and Class C shares is as follows:

Initial Investment	Automatic Investment Program	Subsequent Investment
$2,500	$100	$100

If you purchase through a financial intermediary, you may purchase in lesser amounts, subject to minimums imposed by the financial intermediary.

Financial Intermediaries

You may also purchase shares of the Fund through a third party financial intermediary, such as a broker-dealer (including one that sponsors a mutual fund supermarket program), financial institution or other financial service firm. When you purchase shares of the Fund through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares. In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

The price per share you will receive will be the NAV next computed after your request is received in good order by the financial intermediary.

If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this Prospectus. Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you. These charges are retained by the financial intermediary and are not paid to the Fund or the Adviser.

Buying Shares by Mail

Complete an application and send it to the address below, with a check for at least the minimum amount and made payable to “Keystone Large Cap Growth Fund”:

By Mail: Keystone Large Cap Growth Fund c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: Keystone Large Cap Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

NOTE:	USBFS will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Fund as a result.

Buying Shares by Wire

If you are making an initial investment in the Fund by wire transfer, please contact the Fund by phone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and within 24 hours a service representative will provide you with an account number and wiring instructions. You may then contact your bank to wire funds according to the instructions you were given. Your initial purchase will be placed as of the date the funds are received, provided the funds are received before the close of the market. If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

For subsequent investments by wire, please contact the transfer agent at 1-800-                   prior to sending your wire. This will alert the Fund to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:

U.S. Bank, N.A.

777 E. Wisconsin Ave

Milwaukee, Wisconsin 53202

ABA Number: 075000022

For credit to U.S. Bancorp Fund Services, LLC

Account Number 112-952-137

Further credit to: Keystone Large Cap Growth Fund

Shareholder account name and account number

The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Buying Shares by Telephone

If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares of the Fund, in amounts of $100 or more, by telephoning the Fund or USBFS toll free at 800-                    .. This option allows you to move money from your bank account to the Fund account upon request. Only bank accounts held at U.S. banks that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Shares will be purchased in your account at the net asset value determined on the day of your order, as long as your order is received prior to 4:00 p.m. Eastern time. If your payment is rejected by your bank, the transfer agent will charge your account a $25 fee.

Automatic Investment Program

You may purchase Fund shares automatically from your bank under the automatic investment program, which allows monies to be transferred directly from your checking or savings account to invest in the Fund.

•                  Purchases may be made on the schedule—weekly, monthly, bi-monthly or quarterly—you select.

•                  To be eligible, your account must be maintained at a domestic financial institution that is an ACH member.

•                  You may sign up for the automatic investment program by completing an application form.

•                  Minimum initial investment is $100 (for automatic investment program only).

•                  Minimum subsequent investment is $100.

Please call our shareholder services at 800-                 for more information about participating in the program. USBFS will charge your account a $25 fee for any ACH payment that is not honored.

Choosing a Distribution Option

When you complete your account application, you may choose from three distribution options.

1.                                       You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.

2.                                       You may elect to receive income dividends and capital gains distributions in cash.

3.                                       You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change must be received in writing by USBFS prior to the record date for the distribution for which a change is requested.

Retirement Plans

Tax-deferred retirement plans including:

•                  IRAs;

•                  Keogh accounts;

•                  SEP accounts; and

•                  Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund. If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan’s custodian or trustee.

If you want to establish an individual retirement account naming USBFS as custodian, please call our shareholder services at 800-                 for information and forms.

Additional Purchase Information

The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines the rejection or suspension is in the best interests of the Fund.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Stock Certificates

The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place. For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

The Fund and USBFS are available to assist you in opening accounts and when purchasing or redeeming shares.

Householding

In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 800-                 to request individual copies of these documents, or if your shares are held through a financial institution please contact them directly. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

HOW TO REDEEM FUND SHARES

You may redeem all or a portion of your shares on any business day. Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order. Payment is typically made within one or two business days of receipt of a valid redemption request.

Redemption by Mail

You may mail your redemption request to:

By Mail: Keystone Large Cap Growth Fund c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: Keystone Large Cap Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to USBFS, but the effective date of the redemption will be delayed. No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in “good order” if the following information is included:

•                  The name of the Fund and Class of shares;

•                  The dollar amount or number of shares being redeemed;

•                  The account registration number; and

•                  The signatures of all registered shareholders (including a signature guarantee when necessary).

Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact USBFS if your account is registered in one of these categories.

IRA Redemption

If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

Redemption by Telephone

If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund), you may redeem shares in any amount, but not less than $100, by instructing USBFS by phone at 800-              . A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting that you correctly state:

•                  Your Fund account number;

•                  The name in which your account is registered;

•                  The social security or tax identification number under which the account is registered; and

•                  The address of the account holder, as stated in the New Account Application Form.

Signature Guarantee

In addition to the requirements discussed above, a signature guarantee may be needed for:

•                  Redemptions made by wire transfer to a bank other than the bank of record;

•                  Redemptions payable other than exactly as the account is registered or for accounts whose ownership has changed;

•                  Redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request;

•                  Redemptions over $50,000;

•                  Adding the telephone redemption option to an existing account; or

•                  Adding or changing automated bank instructions to an existing account.

The Fund reserves the right to require a signature guarantee under other circumstances. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Redemption Price and Payment for Fund Shares

Redemption requests are processed at the NAV next computed after the transfer agent or other authorized agent receives a redemption request in good order (as defined above). If your redemption request is received by the transfer agent or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4 p.m. Eastern time), the request is effective on the day received. If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the seventh day after your redemption request is received in good order by the transfer agent. However, if any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected. This may take up to twelve calendar days from the date you purchased shares. You may avoid these delays by purchasing shares of the Fund by wire transfer. The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you do not provide a correct social security or tax identification number and the Internal Revenue Service (“IRS”) notifies the Fund that you are subject to backup withholding. See “Dividends, Distributions and Taxes” in this prospectus for more information.

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered, unless you requested wire transfer of the payment. You may also elect to have proceeds sent to a predetermined bank account by electronic funds transfer through the Automated Clearing House (ACH) network. There is no charge for redemption payments that are mailed or sent via ACH; however, ACH credit may not be available for 2-3 days. Redemption payments sent by wire transfer must be at least $1,000, and $15.00 will be charged for each wire transfer which, for financial intermediaries, may be paid for by the Fund. Your bank may also impose an incoming wire charge. Wire fees are charged against the account only in the case of dollar specific redemptions. In the case of share specific or complete liquidation, fees are deducted from the redemption proceeds.

Redemptions at the Option of the Fund

In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder. If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions. As of the date of this Prospectus, the Fund had not instituted such a policy. However, the Fund’s articles of incorporation authorize the Board of Trustees to institute such a policy if the board determines that such a policy is in the best interests of the Fund and its shareholders.

The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.

Financial Intermediaries

You may also redeem shares of the Fund through a third party financial intermediary, such as a broker-dealer, financial institution or other financial service firm. A financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders who redeem directly from the Fund.

Market Timing

The Fund is designed for long-term investors. Investors who engage in frequent purchases and redemptions of Fund shares, referred to as “market timing,” may dilute the value of Fund shares, interfere with the efficient management of the Fund’s portfolio and increase the Fund’s brokerage and administrative costs. The Fund’s Board of Trustees has adopted a policy regarding such market timing. The Fund believes that its investment strategy is not attractive to market timing investors because its portfolio holdings are primarily of domestic issuers, which eliminates “time-zone arbitrage” that may be associated with funds having significant holdings in foreign securities traded on foreign exchanges. In addition, the Fund invests primarily in large capitalization “blue chip” companies that historically have exhibited a relatively low level of the short-term volatility usually sought by market timing investors. As a result, the Fund does not currently impose any trading restrictions or redemption fees on Fund shareholders.

However, the Fund discourages market timing and monitors trading activity using a variety of techniques. These techniques are applied uniformly to all shareholders and may change from time to time as approved by the Fund’s Board of Trustees.

In an effort to discourage market timing and minimize potential harm to the Fund and its shareholders, the Fund reserves the right to identify trading practices as abusive. The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines that the rejection or suspension is in the best interests of the Fund.

Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Fund is expected to handle, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, because the Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Fund cannot always detect market timing. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

Additional Redemption Information

Neither the Fund, the Adviser nor the transfer agent will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this prospectus.

General Transaction Policies

The Fund reserves the right to:

•                  Vary or waive any minimum investment requirement.

•                  Redeem all shares in your account if your balance falls below the Fund’s minimum for the applicable class of shares. If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•                  Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

•                  Modify or terminate the Automatic Investment Plan at any time.

Your broker/dealer or other financial service firm may establish policies that differ from those of the Fund. For example, the financial service firm may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker/dealer or other financial service firm for details.

CONFIRMATION AND STATEMENTS

The Fund’s transfer agent, USBFS, will send you a statement of your account after every transaction affecting your share balance or account registration. Please allow seven to ten business days for the transfer agent to confirm your order. The transfer agent will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter. Generally, a statement with tax information will be mailed to you by January 31 of each year. A copy of the tax statement also is filed with the IRS.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund’s second fiscal quarter. Each of these reports includes a statement listing the Fund’s portfolio securities.

SHAREHOLDER INQUIRIES

Shareholder inquiries are answered promptly. You may call                    or write to :

By Mail: Keystone Large Cap Growth Fund c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: Keystone Large Cap Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

DISTRIBUTION OF SHARES

Distributor

Quasar Distributors, LLC (“Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund’s shares. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Distribution and Shareholder Servicing Plan

The Fund has implemented a combined Distribution and Shareholder Servicing Plan (the “Plan”) in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Plan allows the Fund to pay fees for the sale and distribution of its shares and to obtain shareholder services and provide for maintenance of shareholder accounts from financial intermediaries (including broker-dealers that sponsor mutual fund supermarket programs) and other service providers. The maximum level of the Plan expenses is 0.30% per year of the Fund’s average daily net assets for Class A shares and 1.00% per year of the Fund’s average daily net assets for Class C shares. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the portion of these expenses paid by the Fund, the Adviser makes payments from its own resources, which include the investment advisory fees received from the Fund and other clients, to compensate the financial intermediaries (including broker-dealers that sponsor mutual fund supermarket programs) and other service providers that provide distribution services and shareholder servicing to the Fund. This portion of these expenses is paid by the Adviser and not by the Fund. The Fund’s SAI provides more information concerning payments to financial intermediaries. Investors should consult their financial intermediary regarding the details of the payments such intermediary receives in connection with the sale or servicing of Fund shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund declares and distributes dividends from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis. These distributions are paid in additional Fund shares unless the shareholder elects in writing to receive distributions in cash.

If you elect to receive distributions and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check or a check remains outstanding for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s then-current NAV and reinvest all subsequent distributions.

The Fund will notify you following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.

The Fund intends to qualify at all times as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. By qualifying as a RIC and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders.

The tax characteristics of distributions from the Fund are the same whether paid in cash or in additional shares. For federal income tax purposes, distributions of net investment income are taxable as ordinary income to the recipient shareholders, and distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares. In the case of noncorporate shareholders, certain dividend distributions may be classified as qualified dividend income taxable at long-term capital gain rates. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.

You may also be subject to state or local taxes with respect to holding Fund shares or on distributions from the Fund. You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply. Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the IRS. The Fund generally does not accept an application to open an account that does not comply with these requirements.

This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. There may be other federal, state or local tax considerations applicable to a particular shareholder. Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.

FINANCIAL HIGHLIGHTS

Financial information is not provided because, as of the date of this prospectus, the Fund had not commenced operations.

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•                  Information we receive about you on applications or other forms;

•                  Information you give us orally; and/or

•                  Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Adviser

Cornerstone Capital Management, Inc.

7101 West 78th Street, Suite 201

Bloomington, MN 55439

Independent Registered Public Accounting Firm

Custodian

U.S. Bank, National Association

425 Walnut Street

Cincinnati, OH 45202

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Keystone Large Cap Growth Fund

a series of Keystone Mutual Funds

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)

The SAI of the Fund provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings. Once available, the annual report will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of the SAI and Annual and Semi-Annual Reports, request other information, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-                          or by writing to:

Keystone Large Cap Growth Fund

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

You can review and copy information, including the Fund’s reports and SAI, at the Public Reference Room of the SEC in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 942-8090. Shareholder reports and other information about the Fund are also available:

•                                Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov, or

•                                For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or

•                                For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-              )

KEYSTONE LARGE CAP GROWTH FUND,

a series of the

KEYSTONE MUTUAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

April 14, 2006

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund’s prospectus. The Fund’s prospectus, dated April 14, 2006, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund’s prospectus.

For a free copy of the current prospectus or annual report, contact your investment representative, or call                                  .

CONTENTS

Fund History and Classification
Investment Strategies and Risks
Certain Fund Policies
Disclosure of Portfolio Holdings
Management of the Fund
Ownership of Fund Shares
Investment Advisory and Other Services
Portfolio Manager Information
Portfolio Transactions
Other Payments
Processing or Service Fees
Redemptions in Kind
Tax Matters
General Information
Net Asset Value
Explanation of Rating Categories
Registration Statement
Financial Statements

FUND HISTORY AND CLASSIFICATION

The name of the fund is Keystone Large Cap Growth Fund (the “Fund”), which is a series of the Keystone Mutual Funds (the “Trust”). The Trust, an open-end, diversified management investment company, commonly called a mutual fund, was organized in Delaware on April 4, 2006 and registered with the Securities and Exchange Commission (SEC). The Fund’s investment adviser is Cornerstone Capital Management, Inc. (the “Adviser”).

The Trust currently offers one series of shares of common stock, which is the Fund. The Fund offers Class A and Class C shares. The Board of Trustees may from time to time establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Each share represents a proportionate interest in the Fund’s assets. All shares have the same voting and other rights and preferences. The shares have noncumulative voting rights. For elections of members of the Fund’s Board of Trustees (the “Board”), this gives holders of more than 50% of the shares the ability to elect all of the members of the Board. If this happens, holders of the remaining shares entitled to vote will not be able to elect anyone to the Board.

The Fund does not intend to hold annual shareholder meetings and is not required to do so. The Fund may hold special meetings, however, for matters requiring shareholder approval. A special meeting may also be called by the Board and certain officers in their discretion.

INVESTMENT STRATEGIES AND RISKS

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund’s policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund’s outstanding shares or (ii) 67% or more of the Fund’s shares present at a shareholder meeting if more than 50% of the Fund’s outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The following investment policies and restrictions supplement those set forth above and in the Prospectus. Whenever any investment restriction states a maximum percentage of the Fund’s assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund’s acquisition of such securities or other assets. Accordingly, any later increase or decrease in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation of any such maximum.

The term “net assets,” as used in this SAI, means net assets plus any borrowings.

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Rights and Warrants. The Fund may invest in rights or warrants which entitle the holder to buy equity securities at a specific price for a specific period of time, but will do so only if the equity securities themselves are deemed appropriate by the Adviser for inclusion in the Fund’s portfolio. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Illiquid Securities. The Fund will limit its investment in illiquid securities to no more than 15% of net assets or such other amount permitted by guidance regarding the 1940 Act. For this purpose, illiquid securities are securities restricted as to disposition under Federal securities laws and include, among others, (a) direct placements or other securities which are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), and (b) repurchase agreements not terminable within seven days. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. This restriction will not apply to securities purchased pursuant to Rule 144A.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices.

The Adviser acting under the supervision of the Board of Trustees, will monitor the liquidity of restricted securities in the Fund’s portfolio that are eligible for resale pursuant to Rule 144A. In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers making quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers

3

undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Securities and Exchange Commission (the “Commission”) interpretation or position with respect to such type of securities.

General. When business or financial conditions warrant, the Fund may assume a temporary defensive position and invest in high-grade, short-term, fixed-income securities, which may include U.S. Government securities, or hold its assets in cash.

Other Investment Practices

While the Fund does not anticipate utilizing them on a regular basis, the Fund may from time to time employ the following investment practices.

Puts and Calls. The Fund may write exchange-traded call options on common stocks, for which it will receive a purchase premium from the buyer, and may purchase and sell exchange-traded call and put options on common stocks written by others or combinations thereof. Writing, purchasing and selling call options are highly specialized activities and entail greater than ordinary investment risks. A call option gives the purchaser of the option, in exchange for paying the writer a premium, the right to call upon the writer to deliver a specified number of shares of a specified stock on or before a fixed date, at a predetermined price. A put option gives the buyer of the option, in exchange for paying the writer a premium, the right to deliver a specified number of shares of a stock to the writer of the option on or before a fixed date at a predetermined price.

The writing of call options will, therefore, involve a potential loss of opportunity to sell securities at higher prices. In exchange for the premium received, the writer of a fully collateralized call option assumes the full downside risk of the securities subject to such option. In addition, the writer of the call gives up the gain possibility of the stock protecting the call. Generally, the opportunity for profit from the writing of options is higher, and consequently the risks are greater when the stocks involved are lower priced or volatile, or both. While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the premium less brokerage commissions and fees. The Fund will not sell a call written by it unless the Fund at all times during the option period owns either (a) the optioned securities or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio or (b) a call option on the same security and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

Premiums received by the Fund in connection with writing call options will vary widely depending primarily on supply and demand. Commissions, stock transfer taxes and other expenses of the Fund must be deducted from such premium receipts. Calls written by the Fund will ordinarily be sold either on a national securities exchange or through put and call dealers, most, if not all, of whom are members of a national securities exchange on which options are traded, and will in such cases be endorsed or guaranteed by a member of a national securities exchange or qualified broker-dealer. The endorsing or guaranteeing firm requires that the option writer (in this case the Fund) maintain a margin account containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm.

The Fund may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. The Fund generally will effect such

4

transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities.

In buying a call, the Fund would be in a position to realize a gain if, during the option period, the price of the shares increased by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium and commissions payable on exercise. By buying a put, the Fund would be in a position to realize a gain if, during the option period, the price of the shares declined by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security increased or remained the same or did not decrease during that period by more than the amount of the premium and commissions payable on exercise. In addition, the Fund could realize a gain or loss on such options by selling them.

If an option is not sold and expires without being exercised, the Fund would suffer a loss in the amount of the premium paid by the Fund for the option.

Options on Market Indices. The Fund may purchase and sell exchange-traded index options. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Through the purchase of listed index options, the Fund could achieve many of the same objectives as through the use of options on individual securities. Price movements in the Fund’s portfolio securities probably will not correlate perfectly with movements in the level of the index and, therefore, the Fund would bear a risk of loss on index options purchased by it if favorable price movements of the hedged portfolio securities do not equal or exceed losses on the options or if adverse price movements of the hedged portfolio securities are greater than gains realized from the options.

Stock Index Futures. The Fund may purchase and sell stock index futures contracts. A stock index assigns relative values to the common stocks comprising the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of liquid assets equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. The Fund will not purchase and sell options on stock index futures contracts.

In connection with its purchase of stock index futures contracts the Fund will deposit in a segregated account with the Fund’s custodian an amount of liquid assets equal to the market value of the futures contracts less any amounts maintained in a margin account with the Fund’s broker.

The Fund has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act.

Depositary Receipts. The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers

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typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Fund may also invest in European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Fund’s Prospectus.

Synthetic Foreign Equity Securities. The Fund may invest in a form of synthetic foreign equity securities, sometimes referred to as international warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These type of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the synthetic foreign securities, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is fixed when the warrants are issued.

The Fund will normally invest in covered warrants, which entitle the holder to purchase from the issuer common stock of an international company or receive a cash payment (generally in U.S. dollars). The cash payment is calculated according to a predetermined formula. The Fund may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

The Fund will acquire covered warrants issued by entities deemed to be creditworthy by the Adviser, who will monitor the credit-worthiness of the issuers on an on-going basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

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International warrants also include equity warrants, index warrants, and interest rate warrants. Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance. Most warrants trade in the same currency as the underlying stock (domestic warrants), but also may be traded in different currency (euro-warrants). Equity warrants are traded on a number of foreign exchanges and in over-the-counter markets. Index warrants and interest rate warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, respectively, an equity index or a specific bond issue or interest rate index at a certain level over a fixed period of time. Index warrants transactions settle in cash, while interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

The Fund may also invest in long-term options of, or relating to, international issuers. Long-term options operate much like covered warrants. Like covered warrants, long term-options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long-term options have an initial period of one year or more, but generally have terms between three and five years. Unlike U.S. options, long-term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange’s trading regulations.

General. The successful use of the foregoing investment practices, which may be used as a hedge against changes in the values of securities resulting from market conditions, draws upon the Adviser’s special skills and experience with respect to such instruments and usually depends on the Adviser’s ability to forecast movements of specific securities or stock indices correctly. Should these securities or indices move in an unexpected manner, the Fund may not achieve the anticipated benefits of options and stock index futures contracts or may realize losses and, thus, be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the prices of such instruments and movements in the price of securities being hedged or used for cover will not be perfect and could produce unanticipated losses. The Fund’s ability to dispose of its position in options and stock index futures will depend on the availability of liquid markets in these instruments. No assurance can be given that the Fund will be able to close a particular option or stock index futures position.

Lending of Portfolio Securities. The Fund may seek to increase income by lending portfolio securities. Under present regulatory policies, such loans are required to be secured continuously by collateral consisting of liquid assets maintained in an amount at least equal to the market value of the securities loaned. A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower’s default will not yield proceeds sufficient to replace the loaned securities. The Fund has the right to call such a loan and obtain the securities loaned or equivalent securities at any time on five days’ notice. During the existence of a loan, the Fund will receive the income earned on investment of the collateral. Any such investment on collateral will be subject to the Fund’s investment risks. The Fund may lend portfolio securities to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act. The aggregate value of the securities loaned by the Fund may not exceed 33 1/3% of the value of the Fund’s net assets (including collateral for any stock loaned).

Investments in Other Investment Companies. The Fund may invest in the securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time)

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or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.

Exchange-Traded Funds. Exchange-traded funds (“ETFs”) are exchange-traded investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of their shares may differ from the NAV of the particular fund. As a shareholder in an investment company, the Fund would bear its ratable share of that entity’s expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

CERTAIN FUND POLICIES

The following restrictions may not be changed without a vote of a majority of the Fund’s outstanding voting securities. The approval of a majority of the Fund’s outstanding voting securities means the affirmative vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

As a matter of fundamental policy, the Fund may not:

(a) concentrate investments in an industry, as concentration may be defined under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities;

(b) issue any senior security (as that term is defined in the 1940 Act) or borrow money, except to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities. For purposes of this restriction, margin and collateral arrangements, including, for example, with respect to permitted borrowings, options, futures contracts, options on futures contracts and other derivatives such as swaps are not deemed to involve the issuance of a senior security;

(c) make loans except through (i) the purchase of debt obligations in accordance with its investment objective and policies; (ii) the lending of portfolio securities; (iii) the use of repurchase agreements; or (iv) the making of loans to affiliated funds as permitted under the 1940 Act, the rules and regulations thereunder (as such statutes, rules or regulations may be amended from time to time), or by guidance regarding, and interpretations of, or exemptive orders under, the 1940 Act;

(d) purchase or sell real estate except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments. This restriction does not prohibit the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business;

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(e) purchase or sell commodities regulated by the Commodity Futures Trading Commission under the Commodity Exchange Act or commodities contracts except for futures contracts and options on futures contracts; or

(f) act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

Non-Fundamental Investment Policy

The Fund may not purchase securities on margin, except (i) as otherwise provided under rules adopted by the Commission under the 1940 Act or by guidance regarding the 1940 Act, or interpretations thereof, and (ii) that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

DISCLOSURE OF PORTFOLIO HOLDINGS

Public Disclosure

The Fund is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each fund’s annual and semi-annual reports on form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. These filings are generally available within sixty days of the end of the Fund’s fiscal quarter. Until such time as this information is filed, it will be Nonpublic Holdings Information, as defined below, and subject to the Funds’ procedures regarding the disclosure of Nonpublic Holdings Information.

Nonpublic Disclosure

The Fund’s Board of Trustees has adopted policies and procedures (the “Disclosure Policies”), which prohibit the release of information concerning portfolio holdings, or information derived therefrom (“Nonpublic Holdings Information”), that has not been made public through SEC filings. Different exceptions to this prohibition are made depending on the type of third party that receives the Nonpublic Holdings Information. The Disclosure Policies are designed to prevent the use of portfolio holdings information to trade against the Fund, or otherwise use the information in a way that would harm the Fund, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

Disclosure within the Adviser and to Fund Trustees. Nonpublic Holdings Information and information derived therefrom may be provided to any individuals employed by the Adviser and who have a need to know the information, such as investment, compliance, and operations personnel, without prior approval. The Adviser’s employees are bound by the Disclosure Policies and by the Adviser’s Code of Ethics which precludes them from trading on the basis of Nonpublic Holdings Information.

Nonpublic Holdings Information and information derived therefrom also may be provided to Fund Trustees and certain Fund service providers, such as counsel, as part of the materials for regular or special Board of Trustees meetings without prior approval. These parties have pre-existing fiduciary duties or duties of confidentiality arising from the Fund’s Code of Ethics or from established rules of professional responsibility and ethical conduct. These parties are not required to enter into written

9

confidentiality agreements prior to receipt of Nonpublic Holdings Information, and therefore, the Fund would be precluded from pursuing a breach of contract claim against such a party if that party misused Nonpublic Holdings Information.

Disclosure to Fund Service Providers and Prospective Service Providers. Nonpublic Holdings Information may be provided to organizations that provide or propose to provide services to the Fund, such as custodians, administrators, transfer agents, securities lending agents, outside accountants, outside counsel, proxy voting organizations, financial printers, pricing services and the like, provided that such organization has entered into a written agreement with the Fund to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of such information. Before Nonpublic Holdings Information is provided to a new service provider or a prospective service provider, the Fund’s Chief Compliance Officer must approve the provision of the information as being made strictly on a need to know basis and in the best interest of the fund involved. Any such determination made during a calendar quarter shall be reported to the Fund’s Board of Trustees at the next quarterly meeting.

Disclosure to Investors, Prospective Investors, and Investor Consultants. Nonpublic Holdings Information may not be provided to investors, prospective investors or investor consultants without prior approval of the Funds’ Chief Compliance Officer. The Chief Compliance Officer will only approve such disclosure after (1) concluding that disclosure is in the best interests of the relevant Fund and its shareholders, (2) considering any conflict of interest between the Fund and its shareholders on the one hand and the Fund’s adviser and the adviser’s affiliates on the other hand, and (3) the recipient has agreed in writing to maintain the confidentiality of the Nonpublic Holdings Information and not to trade on the basis of any such information that is material nonpublic information. If the Chief Compliance Officer determines that there is a conflict of interest between the Fund and its shareholders on the one hand and the Fund’s adviser on the other hand, he or she will approve such disclosure only if he or she determines that such conflict is materially mitigated by the execution of a confidentiality agreement and that, despite such conflict of interest, disclosure is in the best interests of the relevant Fund and its shareholders. The Funds’ Chief Compliance Officer is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the relevant Fund and its shareholders and reporting on such disclosure at the next quarterly Board of Trustees meeting.

Disclosure to Fund Ranking and Ratings Organizations. Nonpublic Holdings Information may be provided to organizations that provide mutual fund rankings and ratings, such as Morningstar, Lipper, Moody’s, and Standard & Poor’s, and to entities that provide investment coverage and/or analytical information regarding the Fund’s portfolio, provided that the recipient has entered into a written agreement with the Fund to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information.

Disclosure as Required by Applicable Law. Nonpublic Holdings Information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

Disclosure of Limited Holdings. Portfolio managers, analysts and other personnel of the Adviser may discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of fund shares or their representatives. In no case will a material number of portfolio holdings be provided that have not yet been filed with the SEC unless the recipient has agreed in writing to maintain the confidentiality of such information and not to trade on the

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basis of any such information which is material nonpublic information. Materiality is a subjective judgment, however, and there is a risk that information deemed immaterial by the portfolio manager, analyst, or other employee of the Adviser could be used in a manner adverse to the Fund and its shareholders. In addition, brokers and dealers may be provided with individual portfolio holdings in order to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund’s regular pricing services) or in connection with portfolio transactions.

No Compensation or Consideration. Neither the Fund, nor its investment advisor or any director, officer or employee of either will solicit or accept any compensation or other consideration in connection with the disclosure of Nonpublic Holdings Information.

The Fund’s Chief Compliance Officer must provide a quarterly report to the Fund’s Board of Trustees addressing these policies and procedures.

MANAGEMENT OF THE FUND

The Fund has a Board of Trustees. Each Trustee will serve until that person resigns and/or a successor is elected and qualified. The Board is responsible for the overall management of the Fund, including general supervision and review of the Fund’s investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund’s day-to-day operations. The name, age and address of the officers and Board members, as well as their positions with the Fund, and principal occupations during the past five years are shown below. The Fund is the only portfolio overseen by each Trustee.

Independent Trustees

Name, Age* and Address	Length of Time Served**	Principal Position	Occupation During Past Five Years	Other Directorships Served

	Since inception	Trustee

	Since inception	Trustee

	Since inception	Trustee

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Interested Trustee and Fund Officers

Name, Age* and Address	Length of Time Served**	Principal Position	Occupation During Past Five Years	Other Directorships Served***

Andrew S. Wyatt [age] [address]	Since inception	Trustee, President	Chief Executive Officer, Cornerstone Capital Management, Inc.. 1993-Present	None

Thomas Kamp [age] [address]	Since inception	Vice President, Investments	Chief Investment Officer, Cornerstone Capital Management, Inc. 2006-Present Senior Vice President, Alliance Capital Management LP, 1993-2006

[Name] [age] [address]	Since inception	Treasurer

[Name] [age] [address]	Since inception	Secretary

[Name] [age] [address]	Since inception	Chief Compliance Officer

* As of December 31, 2005.

**Each of the Fund’s officers was appointed at the Fund’s initial organizational meeting on                         , 2006.

*** N/A for Fund Officers.

Interested Board Trustees and fund officers are not compensated by the Fund. The Fund pays independent Board Trustees $                     per year. The following table provides the total fees paid to independent Board Trustees by the Fund.

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Name	Estimated Aggregate Compensation from the Fund(1)

(1)  Estimated for the fiscal year ending December 31, 2006.

Noninterested Board Trustees are reimbursed by the Fund for expenses incurred in connection with attending board meetings.

The following tables provide the estimated dollar range of equity securities beneficially owned by the Trustees of the Fund on                      , 2006.

Name	Dollar Range of Shares in the Fund

Andrew S. Wyatt	None
None
None
None

Board Committee

The Board has created an audit committee whose members consist of                                 , each of whom is a non-interested Director. The primary functions of the audit committee are to select the independent registered public accounting firm to be retained to perform the annual audit of the Fund, to review the results of the audit, to review the Fund’s internal controls, to approve in advance all permissible non-audit services performed by the independent auditors and to review certain other matters relating to the Fund’s independent registered public accounting firm and financial records. The Board has no other committees.

Code of Ethics

The Fund, the Adviser and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, but are restricted from purchasing securities that are being considered for the Fund or that are currently held by the Fund. The personal securities transactions of access persons of the Fund and the Adviser will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

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Proxy Voting Policies and Procedures

The Board has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s Adviser, in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the Adviser, which are set forth below. These guidelines are not an exhaustive list of all the issues that may arise and the Adviser cannot anticipate all future situations.

Keystone Mutual Funds Proxy Voting Policies and Procedures

A. The Keystone Mutual Funds have delegated responsibility for proxy voting to Cornerstone Capital Management, Inc., the Funds’ investment adviser (“Cornerstone”). Currently, the only series of the Keystone Mutual Funds is the Keystone Large Cap Growth Fund (the “Fund”). Cornerstone has adopted and implemented these proxy voting guidelines having in mind its overriding goal of ensuring that all proxies are voted in the best interest of the Fund and its Shareholders.

B. The Cornerstone Proxy Voting Administrator is responsible for monitoring proxies, making voting decisions and ensuring that proxies are submitted in a timely manner. Whenever the Administrator identifies proposals which are controversial or non-routine in nature, such proposals will be reviewed on a case-by-case basis and he will enlist the guidance of the full Cornerstone Investment Committee.

C. As a general rule, it is the policy of Cornerstone to vote in favor of management on all proxy statement proposals considered to be non-controversial and routine in nature. In this regard, the following types of proposals are generally considered to be in this category:

1.               Election of directors and related compensation issues.

2.               Appointment of independent auditors.

3.               New employee incentive plans or amendments to existing incentive plans involving the issuance of new common shares representing less than 10% of the then number of common shares outstanding.

4.               Stock splits and/or dividends and requests to increase the number of authorized but unissued common shares outstanding.

5.               A variety of proposals involving social or corporate responsibility issues, including charitable contributions, employment, political activities, etc. all of which are deemed to be a prerogative of management.

D. Proposals considered to be controversial and/or non-routine in nature will require special case-by-case consideration by the Cornerstone Investment Committee in order to determine the voting decision which will be in the best interest of the Fund and its Shareholders. Examples of such proposals would include the following:

1.               Amendments to the articles of incorporation and corporate by-laws.

2.               Acquisition or merger related proposals.

3.               Any proposal related to a change in control be it friendly or unfriendly or any proposal designed to prevent or discourage unfriendly takeovers (i.e. poison pill proposals).

4.               New incentive plans or amendments to existing incentive plans that

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would have the potential to increase the number of the then outstanding common shares by 10% or more.

5.               Proposals related to Fund service providers or their affiliates, including specifically the Fund’s principal underwriter.

6.               All other controversial or non-routine proposals not specifically mentioned above.

E. Conflicts of interest - It is the Administrator’s responsibility in consultation with the Cornerstone Investment Committee, to identify and determine the materiality of any potential conflicts between the interests of Cornerstone and those of the Fund and its Shareholders. Due to the size and nature of Cornerstone’s business, it is anticipated that material conflicts of interest will rarely occur. All conflicts and their resolution shall be specifically documented. Whenever a material conflict of interest does exist, it will be addressed in one of the following ways:

1.               The proxy will be voted according to the predetermined voting policy set forth hereinabove, provided that the proposal at issue is not one which the policy requires to be considered on a case-by-case basis, and provided further that exercising the predetermined policy may not result in a vote in favor of management of an issuer where the conflict involved is the fact that Cornerstone does business with the Issuer.

2.               In conflict situations which cannot be addressed using the predetermined voting policy, Cornerstone will follow the recommendation of a third party proxy voting service.

F. Cornerstone will file with the SEC the Fund’s proxy voting record for the 12-month period ended June 30th of each year no later than August 31st of such year via Form N-PX.

G. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by calling                                ; and (2) on the SEC’s website at www.sec.gov. Any such information requested will be sent within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

OWNERSHIP OF FUND SHARES

As of                       , 2006, for organizational purposes only, the Adviser beneficially owned all of the outstanding shares of the Fund. It is contemplated that soon after the initial public offering of shares of the Fund, the Adviser’s ownership of the shares of the Fund will decrease as a percentage of the Fund’s outstanding shares.

As of                       , 2006, the Trustees and Fund officers, as a group, owned of record and beneficially none of the outstanding shares of the Fund.

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INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Fund’s investment adviser is Cornerstone Capital Management, Inc., which is located at 7101 West 78th Street, Suite 201, Bloomington, MN 55439. Andrew S. Wyatt, who is a Trustee and President of the Fund, owns a majority of the Adviser and is deemed to control it. Mr. Wyatt is Chief Executive Officer and a director of the Adviser. Thomas G. Kamp, the Fund’s Vice President, Investments, is also an owner of the Adviser and its Chief Investment Officer. Subject to the general supervision of the Board of Trustees, the Adviser provides investment advisory services to the Fund pursuant to the Advisory Agreement between the Fund and the Adviser.

The Adviser provides investment research and portfolio management services, and selects the securities for the Fund to buy, hold or sell. The Adviser also selects the brokers who execute the Fund’s portfolio transactions. The Adviser provides periodic reports to the board, which reviews and supervises the Adviser’s investment activities. To protect the Fund, the Adviser and its officers, directors and employees are covered by fidelity insurance. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

The Advisory Agreement is terminable without penalty by the Board or by majority vote of the Fund’s outstanding voting securities (as defined by the 1940 Act) on 60 days’ written notice by either party and will terminate automatically upon assignment.

The Adviser manages other client accounts and anticipates that it will manage other pooled investment vehicles in the future. The Adviser may give advice and take action with respect to any of the other funds or client accounts it manages, or for its own account, that may differ from action taken by the Adviser on behalf of the Fund. Similarly, with respect to the Fund, the Adviser is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the Adviser and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The Adviser is not obligated to refrain from investing in securities held by the Fund or other funds it manages.

The Fund pays the Adviser a fee equal to an annual rate of .70% of the average daily net assets of the Fund. The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement.

Distributor and Distribution Plan

Quasar Distributors, LLC (the “Distributor”), 615 E. Michigan Street, Milwaukee, Wisconsin 53202, acts as distributor for the Funds. The Distributor offers shares of the Fund on a continuous basis, reviews advertisements of the Fund and acts as liaison for the Fund’s broker-dealer relationships. The Distributor is not obligated to sell any certain number of shares of the Funds. The Distribution Agreement is effective for an initial term of one year and shall continue in effect for successive one-year periods, provided such continuance is specifically approved at least annually by the Board of Trustees or vote of a majority of outstanding shares of the Fund. The Distributor is a Delaware limited liability company that is wholly owned by U.S. Bancorp.

The Fund is newly organized and as of the date of this Statement of Additional Information has not paid any fees to the Distributor.

Rule 12b-1 under the Investment Company Act provides that any payments made by the Fund (or any Class thereof) in connection with the distribution of its shares must be pursuant to a written plan describing all material aspects of the proposed financing of distribution and that any agreements entered

16

into in furtherance of the plan must likewise be in writing. In accordance with Rule 12b-1, the Fund has adopted a separate 12b-1 Distribution Plan for each of its Class A and Class C shares.

Rule 12b-1 requires that the Distribution Plans (the “Plans”) and the Distribution Agreement be approved initially, and thereafter at least annually, by a vote of the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect interest in the operation of the Plans or in any agreement relating to the Plans, cast in person at a meeting called for the purpose of voting on the Plan or agreement. Rule 12b-1 requires that each Distribution Agreement and each Plan provide, in substance:

(a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in the preceding paragraph;

(b) that any person authorized to direct the disposition of moneys paid or payable by the Fund pursuant to the Plan or any related agreement shall provide to the Board of Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

(c) in the case of a Plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan or by a vote of a majority of the outstanding voting shares of each affected Class or Classes of the Fund’s shares.

Rule 12b-1 further requires that none of the Plans may be amended to increase materially the amount to be spent for distribution without approval by the shareholders of the affected Class or Classes and that all material amendments of the Plan must be approved in the manner described in the paragraph preceding clause (a) above.

Rule 12b-1 provides that a Fund may rely upon Rule 12b-1 only if the selection and nomination of the Independent Trustees are committed to the discretion of the Independent Trustees. Rule 12b-1 provides that a Fund may implement or continue the Plans only if the Trustees who vote to approve the implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the Investment Company Act, that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. The Board of Directors has concluded that there is a reasonable likelihood that the Distribution Plans will benefit the Fund and its shareholders.

Under the Plans, each of Class A and Class C of the Fund pays the Distributor a service fee equal on an annual basis to .25% of the average daily net assets attributable to each Class. This fee is designed to compensate the Distributor and certain broker-dealers and financial institutions with which the Distributor has entered into selling arrangements for the provision of certain services to the holders of Fund shares, including, but not limited to, answering shareholder questions, providing shareholders with reports and other information and providing various other services relating to the maintenance of shareholder accounts.

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The Plan of Class C of the Fund provides for the additional payment of a distribution fee to the Distributor, equal on an annual basis to .75% of the average daily net assets attributable to such Class. This fee is designed to compensate the Distributor for advertising, marketing, and distributing the Class C shares, including the provision of initial and ongoing sales compensation to the Distributor’s sales representatives and to other broker-dealers and financial institutions with which the Distributor has entered into selling arrangements.

The Plans require the Fund and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

Administration, Fund Accounting and Transfer Agency Services

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as Fund Administrator pursuant to a Fund Administration Servicing Agreement with the Fund. As such USBFS provides all necessary bookkeeping, shareholder recordkeeping services and share transfer services to the Fund. Under the Fund Administration Servicing Agreement, USBFS receives an administration fee from the Fund at an annual rate of                                    . Fees are billed to the Fund on a monthly basis.

USBFS serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. Under the Fund Accounting Servicing Agreement, USBFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. USBFS will receive a fund accounting fee which will be billed on a monthly basis.

Under the Transfer Agent Servicing Agreement, USBFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state. USBFS will receive a transfer agent fee which will be billed on a monthly basis.

Custodian

U.S. Bank, National Association, 425 Walnut Street, Cincinnati, OH 45201, serves as the Fund’s custodian (the “Custodian”). The Custodian is responsible for, among other things, safeguarding and controlling the Fund’s cash and securities. The Fund pays a monthly fee at the annual rate of          basis points. The Custodian is affiliated with the Distributor and USBFS.

 Independent Public Accountant

The financial statements contained in the Fund’s Annual Report will be audited by the independent registered public accounting firm,                                                                   . The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.

PORTFOLIO MANAGER INFORMATION

Thomas G. Kamp is primarily responsible for the management of the Fund’s portfolio and has responsibility for the day-to-day management of the Fund.

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Other Accounts Managed

The following table provides information relating to other accounts managed by the portfolio manager as of - -06. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

	Number of Other Accounts Managed And Total Assets by Account Type			Number of Accounts and Total Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Thomas G. Kamp	0	0	[insert]	0	0	0

Conflicts that Exist as a Result of Managing Other Accounts

As an investment adviser and fiduciary, the Adviser owes its clients and Fund shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including the Fund, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Time Management. The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts. The Adviser seeks to manage such competing interests for the time and attention of a portfolio manager by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by the portfolio manager are managed using the same investment model that is used in connection with the management of the Fund.

Employee Personal Trading. The Adviser has adopted a Code of Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the Funds. The Adviser’s Code of Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser.

Managing Multiple Accounts for Multiple Clients. The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional for each client may have

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responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No client accounts currently feature a performance fees, so there is no incentive to favor such accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. The Adviser has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons. The Adviser’s procedures are also designed to prevent potential conflicts of interest that may arise when managing multiple accounts, including the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities.

Broker Selection. With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as separate accounts), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser may place separate, non-simultaneous, transactions for the Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

Compensation

The following describes the structure and method of calculating the portfolio manager’s compensation as of                           , 2006.

The Adviser offers all employees a competitive base salary plus a variable annual bonus (incentive compensation). The firm has established a bonus pool which is used to compensate employees for their contributions to the success of specific investment products and the overall organization. On a periodic basis, each employee is evaluated and the management team makes the final determination of the amount to be allocated to each individual. The Adviser’s portfolio manager for the Fund is an owner of the Adviser. His compensation consists of a competitive base salary, a discretionary bonus determined by the Adviser, and the portfolio manager’s share of overall firm profits. The portfolio manager’s bonus is determined by a number of factors. One factor is performance of the Fund relative to expectations for how the Fund should have performed, given its objectives, policies, strategies and limitations, and the

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market environment during the measurement period. This performance factor is not based on the value of assets held in the Fund’s portfolio. The performance factor depends on how the portfolio manager performs relative to the Fund’s benchmark and the Fund’s peer group, over various time periods. Additional factors include the portfolio manager’s contributions to the investment management function overall, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the Adviser.

As of     -      -06, the portfolio manager owned the following dollar range of equity securities in the Fund: None.

PORTFOLIO TRANSACTIONS: BROKERAGE ALLOCATIONS AND OTHER PRACTICES

As a fiduciary, Adviser has an obligation to seek to obtain the best execution of client transactions under the circumstances of the particular transaction. Generally, equity trading orders are processed and executed in the order received. Adviser provides investment advisory services to many different types of client accounts. Certain portfolio management decisions may affect more than one account, for example when Adviser decides to take an investment action with respect to all of the accounts we manage. This results in multiple trading orders relating to the same security but for different client accounts. In these cases, Adviser may combine or aggregate purchase or sale orders for more than one client when Adviser believes such aggregation is consistent with its duty to seek best execution. Such aggregation may be able to reduce commission costs or market impact on a per-share and per-dollar basis, because larger orders tend to have lower commission costs. The decision to aggregate is only made after Adviser determines that: it does not intentionally favor any account over another; it does not systematically advantage or disadvantage any account; Adviser does not receive any additional compensation or remuneration solely as the result of the aggregation; and each participating account will receive the average share price and will share pro rata in the transaction costs. However, there may be occasions when clients may pay disparate transaction costs due to minimum charges per account imposed by either the broker effecting the transaction or the client’s custodian. If there is an open order and a subsequent similar order for the same security for a different account is received by Adviser’s trading desk, such subsequent order will generally be aggregated with any remainder of the original order consistent with the considerations set forth above.

From time to time an aggregated order involving multiple accounts does not receive sufficient securities to fill all of the accounts. If an aggregated order cannot be filled in one day (a “partial fill”), the executed portion of the order is allocated to the participating accounts pro rata on the basis of order size, subject to certain exceptions.

Adviser may determine that an order will not be aggregated with other orders for a number of reasons. These reasons may include: the account’s governing documents do not permit aggregation; a client has directed that trades be executed through a specific broker-dealer; aggregation is impractical because of specific trade directions received from the portfolio manager, e.g., a limit order; the order involves a different trading strategy; or if Adviser otherwise determines that aggregation is not consistent with seeking best execution.

When Adviser determines that multiple orders cannot be aggregated, Adviser has adopted procedures that seek to ensure that client account orders are treated fairly and equitably over time. This includes requiring that client order instructions be transmitted to the executing broker at the same time. Adviser may use other methods to ensure fair and equitable treatment over time, including rotating the execution order of different categories aggregated client orders.

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From time to time, Adviser places over-the-counter (“OTC”) transactions with a broker, which executes the trade as agent, rather than as a market-maker in the security. Adviser will retain a broker on an OTC trade when Adviser cannot trade directly with a market-maker or if it is justified under the circumstances and will result in the best price on the trade. To make this determination, Adviser will contact several sources, including a market-maker, for price quotations to determine if the broker’s price really is the most favorable under the circumstances. Under no circumstances does Adviser “interposition” a broker in such trades for the purpose of generating a commission for such broker.

From time to time, Adviser may effect cross transactions between advisory clients that are not employee benefit plans governed by ERISA. Adviser will not receive any compensation for effecting a transaction between advisory clients. The desire to liquidate, change asset allocation, or otherwise raise cash in a client account may necessitate selling a security that is attractive to another client account. In order to facilitate the sale of the security, Adviser may arrange with a third party broker for one of Adviser’s client accounts to sell the security and one or more of Adviser’s client accounts to purchase the security. Such cross transactions will be effected only if, in Adviser’s judgment, the transaction is beneficial to both the client account(s) selling the security and the client account(s) purchasing the security. The ability to effect a cross transaction between client accounts may be a conflict of interest for Adviser and present a conflicting division of loyalty because it provides Adviser with an opportunity to advantage one client over another. The Fund has adopted procedures under Rule 17a-7 of the Investment Company Act. These procedures permit purchase and sales transactions to be effected between the Fund and other advisory clients of the Adviser. The Fund may from time to time engage in such transactions in accordance with these procedures. The Adviser’s current intention is for cross transactions to be used on an infrequent basis.

Adviser may invest in securities being offered in an initial public offering (“IPO” or “new issue”), if it determines that such an investment is desirable for one or more clients. In making this judgment, Adviser generally considers, among other things, a client’s investment objectives, restrictions and tax circumstances; a client’s tolerance for risk and high portfolio turnover; the nature, size and investment merits of the IPO; the size of a client’s account and the client’s cash availability and other holdings; and other current or expected competing investment opportunities that may be available for the account. Sometimes the demand for new issues exceeds the supply, and the amount of certain new issues made available to Adviser may be limited. If Adviser is not able to obtain the total amount of securities needed to fill all orders, the shares actually obtained are allocated based on percentages determined using a pre-established formula which gives primary weight to the amount of equity assets under management (including cash available for investment on the date the IPO is priced) in the client’s account. Adviser then allocates to each participating account the assigned allocation percentage of the amount of the limited availability IPO securities. To avoid allocations of “odd lot” positions or fractional shares, each client’s allocation is also rounded down to the nearest 100-share lot. Any unallocated securities remaining are distributed on a random basis in minimum lots of 100 shares to those participating accounts that did not qualify for a 100 share or greater allocation based on their allocation percentage.

On occasion, a mistake may occur in the execution of a trade. As a fiduciary, Adviser owes clients duties of loyalty and trust, and as such must treat trade errors in a fair and equitable manner. Errors may occur for a number of reasons, including human input error, systems error, communications error or incorrect application or understanding of a guideline or restriction. Examples of errors include, but are not limited to the following: buying securities not authorized for a client’s account; buying or selling incorrect securities; buying or selling incorrect amounts of securities; and buying or selling in violation of one of our policies. In correcting trade errors, Adviser does not: make the client account absorb any financial loss due to the trade error; use soft dollars or directed trades to fix the error; or attempt to fix the error using another client account. To the extent correction of the error results in a loss

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to the client’s account, Adviser reimburses the account. To the extent correction of the error results in a gain to the client’s account, Adviser allows the client to keep the benefit.

It is Adviser’s policy to seek the best execution of client security orders at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to it or its clients. The best price means the best net price without regard to the mix between purchase or sales price and commissions.

With respect to a specific order, the Adviser seeks to choose the broker most capable of providing the brokerage services necessary in seeking to obtain the best available price and most favorable execution. The Adviser notes the particular characteristics of a security to be traded including relevant market factors. The Adviser will also consider other factors such as: ability to minimize trading costs; level of trading expertise; infrastructure; ability to provide information or services; financial condition; confidentiality provided by broker-dealer; competitiveness of commission rates; evaluations of execution quality; promptness of execution; past history; ability to prospect for and find liquidity; difficulty of trade and security’s trading characteristics; size of order; liquidity of market; block trading capabilities quality of settlements; specialized expertise; overall responsiveness; and willingness to commit capital. All of these considerations (and others as relevant) guide the Adviser in selecting the appropriate venue (e.g., an Electronic Communications Network (“ECN”) or Alternative Trading System (“ATS”), a traditional broker, a crossing network, etc.) in which to place an order and the proper tactics with which to trade.

In selecting a broker, the Adviser may also consider research or brokerage services provided by the broker-dealer, consistent with the requirements of Section 28(e) of the Securities Exchange Act and related interpretative guidance.

Subject to the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended, and regulatory guidance from the SEC, Adviser may pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction in recognition of the value of the brokerage and research services provided by the broker. In other words, Adviser may use client commissions or “soft dollars” to obtain research or brokerage services that benefit the Adviser and its accounts. Because the use of client commissions to pay for research or brokerage services for which the Adviser would otherwise have to pay presents a conflict of interest, the Adviser has adopted policies and procedures concerning soft dollars, which addresses all aspects of its use of client commissions and requires that such use be consistent with Section 28(e), provide lawful and appropriate assistance to us in the investment decision-making process, and that the Adviser determine that the value of the research or brokerage service obtained be reasonable in relation to the commissions paid.

The Adviser may use client commissions to pay for research prepared by broker-dealers who execute client transactions (“proprietary research”), research prepared by third parties but for which executing broker-dealers are obligated to pay (“third-party research”) and certain other research or brokerage services.

Research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, technical market information, risk measurement analyses, performance analyses and analyses of corporate responsibility issues. Such research services may be received in the form of written reports, telephone contacts and personal meetings with securities analysts. In addition, such research services may be provided in the form of access to various types of computer-generated data, meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives.

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It is possible that research services received for a particular order will not inure to the direct benefit of the client, e.g., the Fund, for which an order is placed. Adviser has concluded, however, that the aggregate benefits received from all orders will benefit all of its clients. Also, to facilitate best execution of trades, Adviser may take advantage of order and report processing services offered by brokers who otherwise meet Adviser’s selection criteria. Adviser reviews all such research and brokerage services annually to determine the reasonableness of the brokerage allocation and/or price for such services. Receipt of products or services other than brokerage or research is not a factor in allocating brokerage.

Where Adviser receives both administrative benefits and research and brokerage services from the services provided by brokers, a good faith allocation between the administrative benefits and the research and brokerage services will be made, and Adviser will pay for any administrative benefits with cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of the allocation by Adviser of the costs of such benefits and services between those that primarily benefit Adviser and those that primarily benefit clients.

The Adviser may enter into informal arrangements with various brokers whereby, in consideration for providing research services and subject to Section 28(e), Adviser will allocate brokerage to those firms, provided that the value of any research and brokerage services is reasonable in relation to the amount of commission paid and subject to best execution. In no case will the Adviser make binding commitments as to the level of the brokerage commissions it will allocate to a broker. Nor does Adviser “backstop” or otherwise guarantee any broker’s financial obligation to a third party for such research or services.

Under no circumstances does Adviser consider the marketing efforts of broker-dealers on its or the Fund’s behalf or investment opportunities offered by broker-dealers in selecting broker-dealers to execute client trades. Adviser also has policies and procedures in place to limit and monitor gifts and entertainment received from third parties, including broker-dealers that do business with Adviser or wish to do business with Adviser.

No brokerage commissions are being shown since the Fund did not commence operations until                        .

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COMPENSATION TO FIRMS SELLING FUND SHARES

The Distributor receives all front-end sales charges (“FESCs”), deferred sales charges and 12b-1 distribution and service fees. These charges are described in detail in the Prospectus. The Distributor pays portions of the FESCs and 12b-1 fees to firms authorized to sell Fund shares (“Authorized Firms”). Authorized Firms may be paid different amounts and types of compensation depending upon which Class of shares is sold.

Reallowance of FESCs. Sales of Class A shares are subject to a FESC. These charges are described in detail in the Prospectus. The following table sets forth the FESC amount received by the Authorized Firm with whom your investment executive is associated (as a percentage of the offering price of the Class A shares subject to a FESC):

[insert table]

Initial Compensation Paid to Authorized Firms in Connection with Sales of Class C Shares. Although Fund shareholders do not pay a FESC in Class C shares, the Distributor pays Authorized Firms initial compensation of 1.5% of the amount invested in connection with purchases of Class C shares.

Reallowance of 12b-1 Service and Distribution Fees. In addition to initial compensation paid to Authorized Firms in connection with sales of Fund shares, as described above, the Distributor pays Authorized Firms an annual fee of .30% of each Fund investment for Class A shares and an annual fee of up to 1.0% of each Fund investment for Class C shares.

From time to time, the Adviser, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the Fund. Such compensation may include financial assistance to dealers that enable the Adviser to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. The Adviser makes payments for events it deems appropriate, subject to the Adviser’s guidelines and applicable law.

You can ask your dealer for information about any payments it receives from the Adviser and any services provided.

PROCESSING OR SERVICE FEES

Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

REDEMPTIONS IN KIND

In the case of redemption requests, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the

25

securities distributed would be valued at the price used to compute the Fund’s net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

FURTHER INFORMATION ON PURCHASE OF SHARES

Shares of the Fund are offered on a continuous basis at a price equal to their net asset value (“NAV”) plus an initial sales charge at the time of purchase (“Class A shares”), without any initial sales charge and, as long as the shares are held for one year or more, without any CDSC (“Class C shares”). All of the classes of shares of the Fund are subject to Rule 12b-1 asset-based sales charges. Shares of the Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the NASD and have entered into selected dealer agreements with the Distributor (“selected dealers”), (ii) depository institutions and other financial intermediaries, or their affiliates, that have entered into selected agent agreements with the Distributor (“selected agents”) and (iii) the Distributor.

Investors may purchase shares of the Fund either through financial intermediaries or directly through the Distributor. A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through the financial intermediary. Such financial intermediary may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to classes of shares available through that financial intermediary and the minimum initial and subsequent investment amounts. The Fund is not responsible for, and has no control over, the decision of any financial intermediary to impose such differing requirements. Sales personnel of selected dealers and agents distributing the Fund’s shares may receive differing compensation for selling different classes of shares.

In order to open your account, the Fund or your financial intermediary is required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If the Fund or your financial intermediary is unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law. The public offering price of shares of the Fund is their NAV, plus, in the case of Class A shares, a sales charge. On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the NAV is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) by dividing the value of the Fund’s total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.

The respective NAVs of the various classes of shares of the Fund are expected to be substantially the same. However, the NAV of the Class C shares will generally be slightly lower than the NAVs of the Class A, as a result of the differential daily expense accruals of the higher distribution fees.

The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their NAV next determined (plus applicable Class A sales charges), as described below. Orders received by the Fund or its agents prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the NAV computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through financial intermediaries, the applicable public offering price will be the NAV as so determined, but only if the financial intermediary receives the order prior to the close of regular trading on the Exchange. The financial intermediary is responsible for transmitting such orders by a prescribed

26

time to the Fund or its transfer agent. If the financial intermediary fails to do so, the investor will not receive that day’s NAV. If the financial intermediary receives the order after the close of regular trading on the Exchange, the price received by the investor will be based on the NAV determined as of the close of regular trading on the Exchange on the next day it is open for trading.

Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, has the same rights and is identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge and Class C shares bear the expense of the CDSC, (ii) Class C shares bear the expense of a higher distribution services fee than that borne by Class A shares, and (iii), each of Class A and Class C shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law.

The Trustees of the Fund have determined that currently no conflict of interest exists between or among the classes of shares of the Fund. On an ongoing basis, the Trustees of the Fund, pursuant to their fiduciary duties will seek to ensure that no such conflict arises.

TAX MATTERS

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Fund. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Fund.

It is a policy of the Fund to make distributions of substantially all of its net investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. The Fund declares and makes annual distributions of income (if any).

The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If the Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for “qualified dividend income.” In addition, the Fund could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as a regulated investment company that is accorded special tax treatment.

All income dividends and capital gains distributions, if any, on the Fund’s Shares are reinvested automatically in additional shares of the same class of Shares of the Fund at the NAV determined on the first business day following the record date.

The Fund may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Fund, the Fund may make various elections permitted by the tax laws. However, these elections could require that the Fund recognize taxable income, which in turn must be distributed even though the Fund may not have received any income upon such an event.

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Some foreign securities purchased by the Fund may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, and the Fund qualifies under Section 853 of the Internal Revenue Code, it may elect to pass through such taxes to shareholders. If such election is not made by the Fund, any foreign taxes paid or accrued will represent an expense to the Fund which will reduce its investment company taxable income.

Certain of the Fund’s transactions involving short sales, futures, options, swap agreements, hedged investments and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount and timing of distributions to shareholders. The Fund will monitor its transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible.

In general, you will recognize a gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the Fund shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called “wash sale”). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.

GENERAL INFORMATION

The proceeds from distributions will be reinvested in additional shares at net asset value.

Interest or income earned on redemption checks sent to you during the time the checks remain uncashed will be retained by the Fund. The Fund will not be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services. Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund’s investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell

28

shares through your securities dealer, it is your dealer’s responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer’s failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request. For institutional and bank trust accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional and bank trust accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an account application accepted by the Fund or entered into a selling agreement and/or servicing agreement with the Adviser or the Fund’s transfer agent. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation’s automated system for processing purchase orders (Fund/SERV), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, the Adviser or the Fund’s transfer agent, may incur.

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. The Fund may, in its sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

In the event of disputes involving conflicting claims of ownership or authority to control your shares, the Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.

Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not limited to, attorneys’ fees and court costs, by unilaterally redeeming shares from your account.

The Fund may be required (i) pursuant to a validly issued levy, to turn your shares over to a levying officer who may, in turn, sell your shares at a public sale; or (ii) pursuant to a final order of forfeiture to sell your shares and remit the proceeds to the U.S. or state government as directed.

The Fund will issue new shares at the Fund’s most current net asset value. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund has registered an indefinite number of shares under Rule 24f-2 of the 1940 Act. Each share has one vote and is freely transferable; shares represent equal proportionate interests in the assets of the applicable Fund only and have identical voting, dividend, redemption, liquidation and other rights. The shares, when issued and paid for in accordance with the terms of the Prospectus, are deemed to be fully paid and non-assessable. Shares have no preemptive, cumulative voting, subscription or conversion rights. Shares can be issued as full shares or as

29

fractions of shares. A fraction of a share has the same kind of rights and privileges as a full share on a pro-rata basis. We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

NET ASSET VALUE

The net asset value of the Funds normally will be determined as of the close of regular trading (4:00 P.M. Eastern Time) on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NYSE is open for trading Monday through Friday except New Year’s Day, Dr. Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

A Fund’s net asset value is equal to the quotient obtained by dividing the value of its net assets (its assets less its liabilities) by the number of shares outstanding.

In determining the net asset value of a Fund’s shares, common stocks that are listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the current bid and asked prices on such exchanges. Unlisted securities held by a Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the OTC market.

Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Other types of securities that a Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including “restricted” securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation. Further, if events occur that materially affect the value of a security between the time trading ends on that particular security and the close of the normal trading session of the NYSE, a Fund may value the security at its fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The prices foreign securities in terms of US dollars at the official exchange rate. Alternatively, it may price these securities at the average of the current bid and asked price of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If the Fund does not have either of these alternatives available to it or the alternatives do not provide a suitable method for converting a foreign currency into US dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

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Generally, US government securities and other fixed income securities complete trading at various times prior to the close of the NYSE. For purposes of computing net asset value, the Fund uses the market value of such securities as of the time their trading day ends. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE, which events would not be reflected in the computation of the Fund’s net asset value. It is currently the policy of the Fund that events affecting the valuation of the Fund’s securities between such times and the close of the NYSE, if material, may be reflected in such net asset value.

Foreign securities trading may not take place on all days when the NYSE is open, or may take place on Saturdays and other days when the NYSE is not open and the Fund’s net asset value is not calculated. When determining net asset value, the Fund values foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded. Securities trading in European countries and Pacific Rim countries is normally completed well before 4:00 P.M. Eastern Time. It is currently the policy of the Fund that events affecting the valuation of the Fund’s securities occurring between the time its net asset value is determined and the close of the NYSE, if material, may be reflected in such net asset value.

The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

EXPLANATION OF RATING CATEGORIES

The following are explanations of Standard & Poor’s four highest bond ratings:

AAA – Denotes bonds with the highest grade obligations. The capacity to pay interest and repay principal is extremely strong.

AA – Denotes bonds with high grade obligations. The capacity to pay interest and repay principal is strong, and these bonds differ from AAA issues in small degree only.

A – Denotes upper-medium-grade bonds. The capacity to pay interest and repay principal is strong, although they are somewhat more susceptible to the adverse effects of changes in economic conditions and other circumstances than bonds in other categories.

BBB – Denotes bonds with an adequate capacity to pay interest and repay principal. While they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal. This group is the lowest that qualifies for commercial bank investment.

Standard & Poor’s applies “+,” “-,” or no character to its rating categories. The indicators show relative standing within the major rating categories.

The following are explanations of Moody’s Investor Service, Inc.’s four highest preferred bond ratings:

Aaa – Denotes bonds judged to be of the best quality. They carry the least amount of investment risk.

Aa – Denotes bonds judged to be of high quality by all standards. Together with the Aaa group, they make up what are generally known as high-grade bonds.

A – Denotes bonds that possess many favorable investment attributes and are to be considered as “upper-medium-grade obligations.”

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Baa – Denotes bonds considered as medium-grade obligations. They are neither highly protected nor highly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Moody’s also supplies numerical indicators (1, 2, and 3) to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range rating; and the modifier 3 indicates a ranking toward the lower end of the category.

REGISTRATION STATEMENT

The Fund has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS

No financial statements are available for the Fund because the Fund did not commence operations until               , 2006.

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PART C: OTHER INFORMATION

Item 23. Exhibits

(a)(1)                    Certificate of Trust dated April 4, 2006.*

(a)(2)                    Agreement and Declaration of Trust dated April 4, 2006.*

(b)                                 By-Laws.*

(c)                                  None.

(d)                                 Investment Advisory Agreement between Keystone Large Cap Growth Fund and Cornerstone Capital Management, Inc. dated                       , 2006.*

(e)(1)                    Distribution Agreement between Keystone Large Cap Growth Fund and Quasar Distributors, LLC dated                       , 2006 – to be filed by amendment.

(e)(2)                    Form of Dealer Sales Agreement used by Quasar Distributors, LLC – to be filed by amendment.

(f)                                    None.

(g)                                 Custodian Agreement between Keystone Large Cap Growth Fund and U.S. Bank National Association dated                       , 2006.*

(h)(1)                   Administration Agreement between Keystone Large Cap Growth Fund and U.S. Bancorp Fund Services, LLC dated                       , 2006.*

(h)(2)                   Transfer Agency Agreement between Keystone Large Cap Growth Fund and U.S. Bancorp Fund Services, LLC dated                       , 2006.*

(h)(3)                   Fund Accounting Servicing Agreement between Keystone Large Cap Growth Fund and U.S. Bancorp Fund Services, LLC dated                       , 2006.*

(h)(4)                   Expense Reimbursement Agreement dated               , 2006 – to be filed by amendment.

(h)(5)                   Statement of Investment Intent dated                  , 2006 – to be filed by amendment.

(i)                                     Legal Opinion – to be filed by amendment

(j)                                     Consent of Independent Public Accountant- to be filed by amendment.

(k)                                  Not Applicable.

(l)                                     None.

(m)                               Distribution Plan adopted                       , 2006 – to be filed by amendment.

(n)                                 Multiple Class Plan dated                      , 2006 – to be filed by amendment.

(o)                                 Reserved.

(p)(1)                   Code of Ethics of Keystone Large Cap Growth Fund.*

(p)(2)                   Code of Ethics of Adviser.*

(p)(3)                   Code of Ethics of Distributor.*

* Filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. Indemnification

The Trust will indemnify, to the fullest extent permitted under applicable law, any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was a Trustee or officer of the Trust, against Expenses (as defined in the Agreement and Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that such person did not act in good faith or that such person had reasonable cause to believe that such person’s conduct was unlawful. There shall be no right to indemnification for any liability arising by reason of Disqualifying Conduct (as defined in the Agreement and Declaration of Trust) of the Trustee or officer of the Trust.

Item 26 Business and Other Connections of the Investment Adviser

See “Management of the Fund” in Part B. Information as to the directors and officers of the Advisor is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

Item 27. Principal Underwriter.

(a)                                  Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

AIP Alternative Strategies Funds	Jensen Portfolio
Akros Absolute Return Fund	Julius Baer Funds
Al Frank Funds	Kensington Funds
Allied Asset Advisors Funds	Kiewit Investment Fund L.P.
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
American Trust Allegiance Fund	Leeb Focus Fund
Appleton Group	Leonetti Funds
Ascentia Long/Short Fund	Light Revolution Fund
Bowen, Hanes Investment Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Fund Trust
Brandywine Blue Fund, Inc.	Matrix Asset Advisors, Inc.
Brazos Mutual Funds	McCarthy Fund
Bridges Investment Fund, Inc.	McIntyre Global Equity Fund
Buffalo Funds	MDT Funds
Capital Advisors Funds	Midanek/Pak Fund
CastleRock Fund	Monette Fund, Inc.
Chase Funds	Monetta Trust
Conning Money Market Portfolio	MP63 Fund
Cookson Peirce	Muhlenkamp (Wexford Trust)
Country Funds	Mutuals.com
Cullen Funds	Nicholas Funds
Duncan-Hurst Funds	NorCap Funds, Inc.
Edgar Lomax Value Fund	Optimum Q Funds
Everest Funds	Osterweis Funds
FFTW Funds, Inc.	Perkins Capital Management

FIMCO Funds	Permanent Portfolio Funds
First American Funds, Inc.	Perritt Opportunities Funds
First Amer Investment Funds, Inc.	PIA Funds
First Amer Strategy Funds, Inc.	PIC Funds
Fort Pitt Capital Group, Inc.	Portfolio 21
Fund X Funds	Primecap Odyssey Funds
Glenmede Fund, Inc.	Prudent Bear Funds, Inc.
Glenmede Portfolios	Purisima Funds
Greenspring Fund	Ranier Funds
Greenville Small Cap Growth Fund	Rigel Capital, LLC
Guiness Atkinson Funds	Rockland Small Cap Growth Fund
Harding Loevner Funds	Snow Fund
Hennessy Funds, Inc.	Stephens Management Co.
Hennessy Mutual Funds, Inc.	Structured Investment Fund
Hester Total Return Fund	Summit Funds
High Pointe Funds	Teberg Fund
Hodges Fund	Thompson Plumb (TIM)
Hotchkis and Wiley Funds	TIFF Investment Program, Inc.
Intrepid Capital Management	Tygh Capital Management
Jacob Internet Fund Inc.	Villere Fund
Jacobs & Company Mutual Fund	Women’s Equity Fund

(b)                                 To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant

James R. Schoenike	President, Board Member	None

Joe Redwine	Board Member	None

Bob Kern	Board Member	None

Eric W. Falkeis	Board Member	None

Teresa Cowan	Assistant Secretary	None

Andrew M. Strnad	Secretary	None

Susan LaFond	Financial Operations Principal	None

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)                                  Not applicable.

Item 28. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Transfer Agent and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Registrant’s Investment Adviser	Cornerstone Capital Management, Inc. 7101 West 78th Street, Suite 201, Bloomington, MN 55439

Registrant’s Custodian	U.S. Bank, National Association 425 Walnut Street Cincinnati, OH 54202

Item 29. Management Services

None.

Item 30. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington and the State of Minnesota on the 13 day of April, 2006.

Keystone Mutual Funds

By	/s/ Andrew Wyatt
Its	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on April 13, 2006.

Signature	Title

/s/ Andrew Wyatt	President and Trustee

List of Exhibits Filed Herewith

Exhibit Number	Description

(a)(1)	Certificate of Trust
(a)(2)	Declaration of Trust
(b)	Bylaws
(d)	Investment Advisory Agreement
(g)	Custodian Agreement
(h)(1)	Administration Agreement
(h)(2)	Transfer Agency Agreement
(h)(3)	Fund Accounting Servicing Agreement
(p)(1)	Fund Code of Ethics
(p)(2)	Adviser Code of Ethics
(p)(3)	Distributor Code of Ethics